Filed Pursuant to Rule 497(e)
                                                      Registration No. 033-06790

                            THE GAMCO WESTWOOD FUNDS

                           GAMCO Westwood Equity Fund
                          GAMCO Westwood Balanced Fund
                       GAMCO Westwood SmallCap Equity Fund
                       GAMCO Westwood Mighty MitesSM Fund
                           GAMCO Westwood Income Fund
               GAMCO Westwood Intermediate Bond Fund (the "Funds")

SUPPLEMENT DATED NOVEMBER 3, 2009, TO THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 21, 2009, AS SUPPLEMENTED ON JUNE 16, 2009.

EFFECTIVE NOVEMBER 2, 2009, THE FOLLOWING INFORMATION SHOULD BE INSERTED AFTER THE SECOND PARAGRAPH UNDER THE HEADING "MANAGEMENT OF OTHER ACCOUNTS" IN THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION. THIS INFORMATION IS AS OF SEPTEMBER 30, 2009.

                                                                                   # of Accounts
                                                                                    Managed with      Total Assets
                                                             Total # of             Advisory Fee      with Advisory
Name of Portfolio       Type of                               Accounts     Total      Based on         Fee Based on
MANAGER                 ACCOUNTS                              MANAGED      ASSETS   PERFORMANCE        PERFORMANCE
-------                 -------                               -------      ------   -----------        -----------
Laura Linehan(2)      Registered Investment Companies:           0           $0          0                 $0
                      Other Pooled Investment Vehicles:
                      Other Accounts:


2 Co-Portfolio Manager for the GAMCO Westwood Mighty Mites Fund.


THE FOLLOWING INFORMATION SHOULD BE INSERTED AFTER THE SECOND PARAGRAPH UNDER THE HEADING "OWNERSHIP OF SHARES IN THE FUNDS" IN THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION. THIS INFORMATION IS AS OF SEPTEMBER 30, 2009.

                                                       DOLLAR RANGE OF EQUITY
                                                      SECURITIES HELD IN EACH
TEAM MEMBER                     FUND                            FUND*

Laura Linehan     GAMCO Westwood Mighty Mites Fund               B


* Key to Dollar Ranges- Information as of September 30, 2009
A. None
B. $1 - $10,000
C. $10,001 - $50,000
D. $50,001 - $100,000
E. $100,001 - $500,000
F. $500,001 - $1,000,000
G. over $1,000,000

Mighty Mites is a service mark of GAMCO Investors, Inc. GAMCO is a licensed mark GAMCO Investors, Inc.